Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 Month	Jun. 30, 2010	Jun. 30, 2009
Stock Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	13,500,000
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	5,500,000
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable period after the date of grant	1
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period after the date of grant	3
Stock options and SARs expiration period	10
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 36,617	$ 44,415	$ 41,488
Expense for nonvested stock-based awards has yet to be recognized	18,909
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	15
Total fair value of shares vested	45,635	40,494	40,082
Shares surrendered upon exercise of stock	2,447,908	606,554	90,129
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12,243
Expense for nonvested stock-based awards has yet to be recognized	12,817
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	24
Vesting period of RSU	3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restriction period of transferability of the restricted stock, minimum	1
Restriction period of transferability of the restricted stock, maximum	3
Restricted stock awards, recognized tax benefit (cost)	277	(333)	2,175
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares surrendered upon exercise of stock	126,462	83,991	60,247
Stock-based compensation expense (income)	$ 24,378	$ 15,018	$ (5,562)
Restricted stock issued to certain non-employee members of the Board of Directors	157,491	68,172	172,130
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	23,000,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors	17,820	20,000	12,150
Shares issued in lieu of directors' fees	2,400	4,578	3,868